GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS AND GOODWILL
Amortization expense of intangible assets	$ 719,028	$ 283,176	$ 283,176	$ 1,269,564